Property and Equipment - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended			3 Months Ended	12 Months Ended	3 Months Ended	12 Months Ended
	Nov. 30, 2012	Nov. 30, 2011	Nov. 30, 2010	Aug. 31, 2011 Costa Marina and Pacific Sun	Nov. 30, 2010 P And O Cruises Artemis	Feb. 29, 2012 Costa Allegra	Nov. 30, 2012 Costa Allegra
Property, Plant, and Equipment Disclosure [Line Items]
Capitalized interest, primarily on ships under construction	$ 17	$ 21	$ 26
Repairs and maintenance expenses, including minor improvement costs and dry-dock expenses	832	830	797
Asset impairment charge				28		34
Other charges recognized							17
Gain from sale of P&O Cruises' Artemis					$ 44